ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 252,000	$ 324,000
Accounts receivable - related party (see note 17)		480,000	480,000
Sub-total accounts receivable		732,000	804,000
Net allowance for doubtful accounts	$ (111,000)	(30,000)	(16,000)
Net accounts receivable	$ 1,153,000	$ 702,000	$ 788,000